Financial Instruments - (Derivatives by Balance Sheet Location) (Details) - LIONS GATE ENTERTAINMENT CORP. [Member] - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative asset, current	$ 0.0	$ 35.6
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, current	1.8	35.6
Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative liabilities, current		2.8
Derivative Liability, Noncurrent	3.1
Designated as Hedging Instrument | Forward exchange contracts | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, current	1.8	0.0
Designated as Hedging Instrument | Forward exchange contracts | Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative liabilities, current		2.8
Derivative Liability, Noncurrent	0.0
Designated as Hedging Instrument | Interest rate swaps | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, current	0.0	35.6
Designated as Hedging Instrument | Interest rate swaps | Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative liabilities, current		$ 0.0
Derivative Liability, Noncurrent	$ 3.1